Long-term investments	12 Months Ended
Dec. 31, 2024
Long-term Investments
Long-term investments

Note 10 — Long-term investments

Long-term investments consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
5.0% Investment in a company in mobile games industry	600,000	600,000	83,468
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	83,468
Subtotal	1,200,000	1,200,000	166,936
Less: Impairment loss	1,102,938	1,102,938	153,433
Total	97,062	97,062	13,503

During the years ended December 31, 2023 and 2024, the Company’s long-term investments amounted to RMB 97,062 and RMB 97,062 (USD 13,503), respectively. The Company made impairment allowance of equity method investments with the amount of RMB 534,031 (USD 74,291) for the company in mobile games industry and RMB 568,907 (USD 79,142) for the company in central processing.